LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Lease Costs

	December 31, 2023	December 31, 2022
Operating lease cost	$3,598	$4,163
Short-term lease cost	165	165
Variable lease cost	170	120
Total lease cost	$3,933	$4,448

	December 31, 2023	December 31, 2022

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases, net:	$2,976	$5,946

Supplemental cash flow information related to operating leases:
Adoption of "Leases (Topic 842)"	$—	$8,857
Right-of-use assets obtained in exchange for new operating lease liabilities:	$363	$16,636
Adjustment to lease liabilities upon the resolution of contingent lease payments	$(1,460)	$3,796

Weighted average remaining operating lease term	7.39	8.25
Weighted average discount rate operating lease	6.04%	5.65%

Schedule of Maturities of Lease Liabilities
The following table outlines maturities of the Company’s lease liabilities as of December 31, 2023:

Operating Leases

2024	$3,489
2025	3,678
2026	3,310
2027	2,289
2028	2,322
2029 and thereafter	9,134
Total undiscounted lease payments	$24,222

Less:
Imputed interest	5,371

Present value of lease liabilities	$18,851